CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities:
Net (loss) income	$ (482)	$ 398	$ (521)	$ 325
Loss from discontinued operations, net of tax	75	31	97	33
(Loss) income from continuing operations	(407)	429	(424)	358
Adjustments to reconcile net loss (income) from continuing operations to net cash provided by operating activities:
Depreciation and amortization	1,302	1,545	1,953	2,239
Stock-based compensation expense	123	24	302	37
Rent expense in excess of cash paid	34	109	27	144
Rent revenue in excess of cash received	(1,229)	(536)	(2,150)	(765)
Amortization of deferred financing costs, debt discounts and premiums	55	64	77	96
Gain on debt extinguishment			(146)
Bad debt expense	77	(137)	77	653
Changes in operating assets and liabilities:
Accounts receivable	633	(1,078)	737	(1,482)
Prepaid expenses and other assets	244	65	636	564
Accounts payable and accrued expenses	1,544	68	2,977	(256)
Other liabilities	155	267	241	345
Net cash provided by operating activities—continuing operations	2,531	820	4,307	1,933
Net cash used in operating activities—discontinued operations	(144)	(904)	(195)	(1,017)
Net cash provided by operating activities	2,387	(84)	4,112	916
Cash flows from investing activities:
Purchase of property and equipment	(74)	(157)	(119)	(209)
Net cash used in investing activities—continuing operations	(74)	(157)	(119)	(209)
Net cash used in investing activities	(74)	(157)	(119)	(209)
Cash flows from financing activities:
Proceeds from debt issuance		229		229
Repayment on notes payable	(1,078)	(733)	(1,710)	(1,112)
Repayment on bonds payable	(121)	(116)	(121)	(116)
Debt extinguishment and issuance costs			(21)
Repurchase of common stock	(7)		(7)
Net cash used in financing activities—continuing operations	(1,206)	(620)	(1,859)	(999)
Net cash used in financing activities	(1,206)	(620)	(1,859)	(999)
Net change in cash and restricted cash	1,107	(861)	2,134	(292)
Cash and restricted cash, beginning	7,492	8,038	7,492	8,038
Cash and restricted cash, ending	8,599	7,177	9,626	7,746
Supplemental disclosure of cash flow information:
Cash interest paid	1,435	1,204	2,154	1,718
Supplemental disclosure of non-cash activities:
Non-cash payments of long-term debt			(5,044)
Non-cash debt issuance costs and extinguishment expenses			(102)
Net payments through Lender			(5,146)
Non-cash proceeds from financing			5,146
Net proceeds through Lender			5,146
Non-cash gain on PPP Loan forgiveness			229
Vendor-financed insurance	$ 867	$ 339	$ 867	339
Non-cash accruals for capex				(157)
Non-cash settlement of Peach Line (notes receivable)				$ 350